Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Consolidated VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIEs are eliminated upon consolidation. Results of acquired subsidiaries and its Consolidated VIEs are consolidated from the date on which control is transferred to the Company.

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, estimating the useful lives of long-lived assets, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets and related goodwill, determining the provision for accounts receivable, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for mandatorily redeemable noncontrolling interests. The valuation of and accounting for the Company’s purchase consideration (Note 4) also requires significant estimates and judgments provided by management. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign Currency

The functional currency of the Company and its overseas subsidiaries is the United States dollar (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company and its overseas subsidiaries are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive loss within the statements of comprehensive income.

(e)	Convenience Translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.0537 on December 31, 2013 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

(g)	Restricted cash

Restricted cash mainly represents amounts held by a few banks in escrow as security for credit facilities and the guarantee of compliance with the network and service requirements of the radio spectrum license awarded by the Hong Kong Telecommunication Authority.

(h)	Short-term investments

All highly liquid investments with stated maturities of greater than 90 days but less than 365 days are mainly fixed rate time deposits, floating-rate time deposits and floating rate principal guaranteed investments that are classified as held-to-maturity short-term investments, which are stated at their amortized costs, which approximate their estimated fair value for their short-term maturity. The Company accounts for short-term investments in accordance with ASC Topic 320 (“ASC 320”), Investments—Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses, if any, on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. When the Company intends to sell an impaired debt security or it is more-likely-than-not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities would be recognized in earnings when the decline in value is determined to be other-than-temporary.

No impairment loss had been recorded during each of the three years ended December 31, 2013.

(i)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

(j)	Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	20 years
Computer and network equipment	5-8 years
Office equipment	5 years
Motor vehicles	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are incurred. Interest costs are capitalized until the assets are ready for their intended use. Interest capitalized during the years ended December 31, 2011, 2012 and 2013 amounted to RMB5,037, RMB11,718 and RMB8,712 (US$1,439), respectively.

(k)	Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives, except for acquired customer relationships in the acquisition of the Managed Network Entities which is amortized using an accelerated method, are amortized using a straight-line method. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

The Company has capitalized certain internal use software development costs in accordance with ASC Subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to nil, nil and RMB13,889 (US$2,294) for the years ended December 31, 2011, 2012 and 2013, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include the consulting and service fees paid to a third-party developer that are directly associated with the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in “intangible assets, net”. The amortization expense for capitalized software costs amounted to nil, nil and RMB1,570 (US$259) for the years ended December 31, 2011, 2012 and 2013, respectively. The unamortized amount of capitalized internal use software development costs was nil and RMB12,319 (US$2,035) as of December 31, 2012 and 2013, respectively.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	3.8 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog *	1.1 years
Customer relationships *	7.6 years
Supplier relationships *	9.4 years
Licenses *	15 years
Trade Name *	15 years
Platform software *	5 years
Non-compete agreement *	5 years
Favorable contract*	1 year
Internal use software	1.8 years

*	Acquired in the acquisition of SH Guotong, the Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy (Note 4).

(l)	Long-term investments

The Company’s long-term investments consist of cost method investments and equity method investments.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Company’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. The Company applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships in which the Company holds a three percent or greater interest. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

No impairment loss had been recorded during each of the three years ended December 31, 2013.

(m)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2012 and 2013 were related to its acquisitions of SH Guotong, the Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy (Note 4). In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present. The Company has adopted Accounting Standards Update No. 2011-08 (“ASU 2011-08”), Intangibles – Goodwill and Others,pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary.

The performance of the impairment test in accordance to ASC 350 involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has one reporting unit, which is also its only operating segment. Goodwill that has arisen as a result of the acquisitions of SH Guotong, the Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy was assigned to this reporting unit.

In 2013, the Company elected to assess goodwill for impairment using the two-step process. As of October 1, 2013, the Company completed its annual impairment test for goodwill that has arisen out of the acquisitions of SH Guotong, the Managed Network Entities, Gehua, Tianwang and Yilong and iJoy. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on six year projections. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. Cash flows after six years were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 13% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting unit was higher than its carrying value, and as such, the Company was not required to complete the second step; therefore, no impairment losses were recognized in 2013. Similarly, pursuant to the goodwill impairment tests in 2011 and 2012, no impairment losses were recognized.

(n)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for each of the three years ended December 31, 2013.

(o)	Fair value of financial instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable and payable, other receivables and payables, bonds payable, short-term and long-term bank and other borrowings, share-settled bonuses, mandatorily redeemable noncontrolling interests and balances with related parties. Other than the bonds payable, long-term bank and other borrowings, share-settled bonuses, mandatorily redeemable noncontrolling interests and the contingent consideration payable included in the balances with related parties, the carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The carrying amounts of long-term bank and other borrowings approximate their fair values since they bear interest rates which approximate market interest rates. The contingent considerations in both cash and shares and share-settled bonuses are initially measured at fair value on the acquisition dates of the acquired businesses (Note 4) and the date of grant, respectively, and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The mandatorily redeemable noncontrolling interests is initially recognized at its issuance value. The Company recognizes changes in the redemption value based on the higher of its redemption value at the end of each reporting period and the original issuance value. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of the contingent consideration in both cash and shares and mandatorily redeemable controlling interests that are recognized in the consolidated financial statements. Based on the quoted market price as of December 31, 2013, the fair value of the bonds payable was RMB1,027,140 (US$169,671) (Note 26).

(p)	Revenue recognition

The Company hosts customers’ servers and networking equipment, improving the performance, availability and security of their Internet services. The Company also provides managed network services to enable its customers to deliver data across the internet in a faster and more reliable manner through extensive data transmission network and BroadEx smart routing technology.

Consistent with the criteria under ASC topic 605 (“ASC 605”), Revenue Recognition, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. The Company’s records these initial set-up fees as deferred revenue and recognizes revenue ratably over the period of the customer service agreement. Generally, all the Company’s customers’ service agreements will require some amount of initial set-up along with the selected service subscription.

The Company made sales of software for the Cloud Content Delivery Network (“CDN”) system developed using the Company’s CDN platform technology know-hows. Revenue is recognized when all of the four basic criteria under ASC605-10 are met. In cases where the Company sold software together with post contract services (“PCS”), the arrangement is accounted for as a multiple element arrangement and the arrangement revenue is allocated based on the vendor-specific objective evidence (“VSOE”) of fair value of the products and services. All revenue from the arrangement is deferred and recognized over the PCS term when the VSOE of fair value does not exist.

Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. Most of the Company’s PRC subsidiaries and its Consolidated VIEs are subject to a business tax rate of 3% or 5%. The business tax expenses for the years ended December 31, 2011, 2012 and 2013 amounted to RMB42,241, RMB56,106 and RMB59,554 (US$9,838), respectively. Effective in September 2012, a value-added tax, or VAT, of 6%, replaced the original business tax in Beijing as a result of the PRC government’s pilot VAT reform program, which applies to all services provided by 21 Vianet China and certain services provided by 21 Vianet Technology and 21 Vianet Beijing.

(q)	Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, and data center rental expenses directly attributable to the provision of the IDC services.

Prior to September 2012, 21Vianet China was subject to business tax and other surcharges on the revenues earned for exclusive business support, technical and consulting services provided to 21Vianet Technology, pursuant to the VIE agreements (Note 1(b)). Since September 2012, all services provided by 21Vianet China are subject to VAT. All services provided by SZ Zhuoaiyi are subject to business tax. Such business tax, VAT (to the extent nondeductible) and other surcharges were charged to cost of revenues as the related technical, consulting and rental services are rendered.

(r)	Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB3,159, RMB4,426 and RMB2,664 (US$440) for the years ended December 31, 2011, 2012 and 2013, respectively.

(s)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred.

(t)	Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

(u)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Company entered into capital leases for certain fiber optic cables, network equipment and property in the years ended December 31, 2011, 2012 and 2013.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space and employee accommodation under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

(v)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax” in the consolidated statements of operations.

(w)	Share-based compensation

Share options and Restricted Share Units (“RSUs”) granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period and/or performance period (which is generally the vesting period) in the consolidated statements of operations.

The Company has elected to recognize compensation expense using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. For share-based awards granted with performance conditions, the Company recognizes compensation expense using the accelerated method. The Company commences recognition of the related compensation expense if it is probable that the defined performance condition will be met. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change.

For the performance bonuses that the employees can elect to settle in cash and/or restricted shares of the Company, the Company estimates the portion of the arrangement to be settled in equity based on its past settlement practices and classifies such portion as a liability in accordance with ASC718. The Company remeasures the fair value of such liability at each reporting period end through earnings until the actual settlement date. The Company recognizes compensation expense using the accelerated method.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in facts and circumstances, if any.

Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. During the years ended December 31, 2011, 2012 and 2013, the Company estimated that the forfeiture rate for both the management and non-management employees of the Company was zero.

(x)	Earnings per share

In accordance with ASC 260, Earnings per Share, basic earnings per share is computed by dividing net earnings / loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net profit attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Contingently issuable shares, including performance-based share awards and contingent considerations to be settled in shares, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted EPS calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

(y)	Share repurchase program

Pursuant to the Board of Directors’ resolution on September 14, 2011, the Company’s management is authorized to repurchase up to US$30,000 of the Company’s ADSs (“Share Repurchase Plan I”). During the period from September 14, 2011 to December 31, 2011, the Company repurchased 3,022,532 ADSs, under this plan for a consideration of US$29,900.

Pursuant to a Board of Directors’ resolution on September 5, 2013, the Company’s management is authorized to repurchase up to US$10,000 of the company’s ADSs (“Share Repurchase Plan II”). During the period from September 5, 2013 to December 31, 2013, the Company repurchased 586,869 ADSs, under this plan for a consideration of US$9,700.

The Company accounted for the repurchased shares as Treasury Stock at cost in accordance to ASC 505-30, Treasury Stock, and the repurchase shares are shown separately in the statement of shareholder’s (deficit) equity, as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company uses the treasury stock to settle the share consideration for the acquisitions (Note 17), the difference between the fair value at settlement date and the repurchase price is debited into additional paid-in capital. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital.

(z)	Comprehensive (loss) income

Comprehensive (loss) income is defined as the (decrease) increase in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company and its overseas subsidiaries, whose functional currency is US$.

(aa)	Segment reporting

The Company’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating and reportable segment. The Company operates and manages its IDC business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

(bb)	Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

(cc)	Comparative information

Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

(dd)	Recent accounting pronouncements

In March 2013, the FASB issued ASU No. 2013-05 (“ASU 2013-05”), Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which specifies that a cumulative translation adjustment (“CTA”) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of CTA attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, CTA should be recognized in earnings in a business combination achieved in stages. For public entities, ASU 2013-05 is effective for reporting periods beginning after December 15, 2013, with early adoption permitted. The Company will adopt ASU 2013-05 on January 1, 2014 and does not expect the adoption to have a material impact on its consolidated financial statements.

In September 2013, the FASB issued ASU No. 2013-11 (“ASU 2013-11”), Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which specifies on elimination of diversity presentation of unrecognized tax benefits in practice. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. For public entities, ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company will adopt ASU 2013-11 on January 1, 2014 and does not expect the adoption to have a material impact on its consolidated financial statements.